Goodwill and Intangible Assets, Net - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2020 USD ($) Segment	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 0	$ 0	$ 0
Number of operating segment | Segment	1
Amortization of definite-lived purchased intangible assets	$ 80,777,000	$ 94,385,000	$ 105,785,000